ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		4 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Changes in accumulated other comprehensive income
Balance at the beginning of the period	$ 12,844	$ 24,204			$ 24,204	$ 9,444
Other comprehensive income (loss) before reclassifications	2,141	2,153			(9,997)	14,423
Amounts reclassified from accumulated other comprehensive income	(10,757)	(338)			(1,363)	337
Other comprehensive income (loss)	(8,616)	1,815	9,444	9,444	(11,360)	14,760
Balance at the end of period	4,228	26,019	9,444	9,444	12,844	24,204
Foreign Currency
Changes in accumulated other comprehensive income
Balance at the beginning of the period	627	(351)			(351)	(530)
Other comprehensive income (loss) before reclassifications	976	166			978	179
Other comprehensive income (loss)	976	166			978	179
Balance at the end of period	1,603	(185)			627	(351)
Pension and Other Benefits
Changes in accumulated other comprehensive income
Balance at the beginning of the period	5,564	20,967			20,967
Other comprehensive income (loss) before reclassifications	701
Amounts reclassified from accumulated other comprehensive income	(10,875)	(465)
Other comprehensive income (loss)	(10,174)	(465)
Balance at the end of period	(4,610)	20,502
Unrealized Gains on Marketable Securities
Changes in accumulated other comprehensive income
Balance at the beginning of the period	3,812	1,216			1,216
Other comprehensive income (loss) before reclassifications	825	2,019
Amounts reclassified from accumulated other comprehensive income	(4)	(4)
Other comprehensive income (loss)	821	2,015
Balance at the end of period	4,633	3,231
Unrealized Gain from Equity Method Investees' Cash Flow Hedge
Changes in accumulated other comprehensive income
Balance at the beginning of the period	2,841	2,372			2,372
Other comprehensive income (loss) before reclassifications	(361)	(32)
Amounts reclassified from accumulated other comprehensive income	122	131
Other comprehensive income (loss)	(239)	99
Balance at the end of period	$ 2,602	$ 2,471